Share-Based Compensation (Summary of Plan Activity) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Option [Member] | 2011 Equity Incentive Plan [Member]
Restricted Stock Unit Activity [Roll Forward]
Number of units outstanding, beginning balance (in shares)		2,025,894	2,550,835	2,433,888
Granted, (in shares)				247,475
Forfeited, (in shares)		(80,734)	(141,130)	(130,528)
Expired (in shares)		(51,305)	(383,811)
Modification (in shares)		(1,117,380)
Number of units outstanding, ending balance (in shares)	776,475	776,475	2,025,894	2,550,835
Number of units exercisable, ending balance (in shares)	584,103	584,103
Weighted-average strike price
Outstanding, Weighted-average base value, beginning balance (in dollars per share)		$ 21.03	$ 17.62	$ 18.57
Granted, Weighted-average base value (in dollars per share)				8.58
Forfeitures, Weighted-average fair value, (in dollars per share)		10.30	16.54	18.14
Expired, Weighted-average fair value (in dollars per share)		14.05	20.01
Modification, Weighted-average strike price (in dollars per share)		19.07
Outstanding, Weighted-average base value, ending balance (in dollars per share)	$ 15.55	15.55	21.03	17.62
Exercisable, Weighted-average base value (in dollars per share)	16.99	16.99
Weighted-average grant-date fair value
Outstanding at beginning of period, Weighted-average grant date fair value, (in dollars per share)		5.87	4.94	5.26
Annual grant, Weighted-average grant date fair value, (in dollars per share)				1.98
Forfeitures, Weighted-average fair value (in dollars per share)		2.68	5.02	5.27
Expired, Weighted-average grant date fair value, (in dollars per share)		4.02	5.41
Modification, Weighted-average grant date fair value (in dollars per share)		5.30
Outstanding at end of period, Weighted-average grant date fair value, (in dollars per share)	4.46	4.46	$ 5.87	$ 4.94
Exercisable, Weighted-average grant date fair value, (in dollars per share)	$ 4.88	$ 4.88
Stock Option [Member] | 2011 Equity Incentive Plan Award Modification [Member]
Restricted Stock Unit Activity [Roll Forward]
Number of units outstanding, beginning balance (in shares)	1,117,380
Forfeited, (in shares)	(10,020)
Expired (in shares)	(173,961)
Number of units outstanding, ending balance (in shares)	933,399	933,399
Number of units exercisable, ending balance (in shares)	842,986	842,986
Weighted-average strike price
Outstanding, Weighted-average base value, beginning balance (in dollars per share)	$ 19.07
Forfeitures, Weighted-average fair value, (in dollars per share)	14.33
Expired, Weighted-average fair value (in dollars per share)	20.14
Outstanding, Weighted-average base value, ending balance (in dollars per share)	18.92	$ 18.92
Exercisable, Weighted-average base value (in dollars per share)	19.41	19.41
Weighted-average grant-date fair value
Outstanding at beginning of period, Weighted-average grant date fair value, (in dollars per share)	0.01
Outstanding at end of period, Weighted-average grant date fair value, (in dollars per share)	0.01	0.01
Exercisable, Weighted-average grant date fair value, (in dollars per share)	$ 0.01	$ 0.01
Restricted Share Units [Member] | 2011 Equity Incentive Plan [Member]
Restricted Stock Unit Activity [Roll Forward]
Number of units outstanding, beginning balance (in shares)		1,230,210	862,855	942,068
Granted, (in shares)		865,291	923,213	317,351
Vested, (in shares)		(27,075)	(222,781)	(274,314)
Forfeited, (in shares)		(142,176)	(233,005)	(47,947)
Number of units outstanding, ending balance (in shares)	1,780,997	1,780,997	1,230,210	862,855
Number of units exercisable, ending balance (in shares)	0	0
Weighted-average strike price
Outstanding, Weighted-average base value, beginning balance (in dollars per share)		$ 7.96	$ 14.38	$ 18.36
Granted, Weighted-average base value (in dollars per share)		4.70	6.33	8.58
Vested, Weighted-average fair value (in dollars per share)		21.20	21.20	21.20
Forfeitures, Weighted-average fair value, (in dollars per share)		6.64	9.88	15.11
Outstanding, Weighted-average base value, ending balance (in dollars per share)	$ 6.07	6.07	$ 7.96	$ 14.38
Exercisable, Weighted-average base value (in dollars per share)	$ 0.00	$ 0.00
Restricted Share Units [Member] | 2012 Equity Incentive Plan [Member]
Restricted Stock Unit Activity [Roll Forward]
Vested, (in shares)		(24,653)	(31,772)	(74,303)
Weighted-average strike price
Vested, Weighted-average fair value (in dollars per share)		$ 14.35	$ 14.35	$ 14.35
Restricted Share Units [Member] | 2013 Equity Incentive Plan [Member]
Restricted Stock Unit Activity [Roll Forward]
Vested, (in shares)		(26,054)	(68,300)
Weighted-average strike price
Vested, Weighted-average fair value (in dollars per share)		$ 14.31	$ 14.31
Restricted Share Units [Member] | 2014 Equity Incentive Plan [Member]
Restricted Stock Unit Activity [Roll Forward]
Vested, (in shares)		(94,546)
Weighted-average strike price
Vested, Weighted-average fair value (in dollars per share)		$ 8.58